SOURCE CAPITAL, INC.
PORTFOLIO OF INVESTMENTS
March 31, 2022
(Unaudited)

COMMON STOCKS	Shares	Fair Value
SEMICONDUCTOR DEVICES — 5.9%
Analog Devices, Inc.	59,276	$9,791,210
Broadcom, Inc.	14,579	9,180,105
NXP Semiconductors NV (Netherlands)	15,065	2,788,230
		$21,759,545
INTERNET MEDIA — 5.2%
Alphabet, Inc. Class A(a)	2,162	$6,013,279
Alphabet, Inc. Class C(a)	1,639	4,577,711
Baidu, Inc. ADR Class A (China)(a)	57,702	1,042,324
Meta Platforms, Inc. Class A(a)	16,007	3,559,316
Naspers Ltd. N Shares (South Africa)	13,066	1,487,999
Prosus NV (Netherlands)(a)	46,939	2,522,318
		$19,202,947
CABLE & SATELLITE — 4.1%
Charter Communications, Inc. Class A(a)	6,973	$3,803,911
Comcast Corp. Class A	246,067	11,520,857
		$15,324,768
APPLICATION SOFTWARE — 3.5%
Activision Blizzard, Inc.	30,172	$2,417,079
Entain PLC (Isle of Man)(a)	55,669	1,201,884
Epic Games, Inc.(a)(b)(c)(d)	4,347	3,847,095
Nexon Co. Ltd. (Japan)	96,935	2,334,594
Open Text Corp. (Canada)	73,923	3,134,335
		$12,934,987
CEMENT & AGGREGATES — 3.1%
HeidelbergCement AG (Germany)	36,756	$2,100,564
LafargeHolcim Ltd. (Switzerland)(a)	192,651	9,442,307
		$11,542,871
P&C INSURANCE — 2.7%
American International Group, Inc.	161,944	$10,165,225

		$10,165,225
DIVERSIFIED BANKS — 2.3%
Citigroup, Inc.	130,269	$6,956,364
Flutter Entertainment PLC (Ireland)(a)	6,616	771,770
Gulfport Energy Corp.(a)	9,680	869,458
		$8,597,592
INDUSTRIAL DISTRIBUTION & RENTAL — 2.3%
Howmet Aerospace, Inc.	128,491	$4,617,966
LG Corp. (South Korea)	60,228	3,796,394
		$8,414,360
ELECTRICAL COMPONENTS — 2.2%
TE Connectivity Ltd. (Switzerland)	62,709	$8,213,625

		$8,213,625

SOURCE CAPITAL, INC.
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2022
(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
BASE METALS — 2.2%
Glencore PLC (Switzerland)(a)	1,233,072	$8,099,123

		$8,099,123
INSURANCE BROKERS — 2.1%
Aon PLC Class A (Britain)	23,494	$7,650,351

		$7,650,351
INVESTMENT COMPANIES — 1.8%
Groupe Bruxelles Lambert SA (Belgium)	62,757	$6,534,273

		$6,534,273
BANKS — 1.7%
Wells Fargo & Co.	132,220	$6,407,381

		$6,407,381
INFRASTRUCTURE SOFTWARE — 1.3%
FirstEnergy Corp.	103,980	$4,768,523

		$4,768,523
E-COMMERCE DISCRETIONARY — 1.3%
Alibaba Group Holding Ltd. (China)(a)	87,768	$1,256,021
Amazon.com, Inc.(a)	917	2,989,374
Delivery Hero SE (Germany)(a)(e)	9,240	407,439
		$4,652,834
FOOD SERVICES — 1.2%
JDE Peet's NV (Netherlands)	141,142	$4,048,666
Just Eat Takeaway.com NV (Netherlands)(a)(e)	16,977	577,604
		$4,626,270
CHEMICALS — 1.2%
International Flavors & Fragrances, Inc.	32,571	$4,277,549

		$4,277,549
MIDSTREAM - OIL & GAS — 1.0%
Kinder Morgan, Inc.	190,941	$3,610,694

		$3,610,694
RAILROAD ROLLING STOCK — 0.9%
Westinghouse Air Brake Technologies Corp.	35,436	$3,407,880

		$3,407,880

SOURCE CAPITAL, INC.
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2022
(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 0.8%
Cie Financiere Richemont SA (Switzerland)	22,668	$2,894,675

		$2,894,675
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 0.6%
Samsung C&T Corp. (South Korea)	24,907	$2,342,641

		$2,342,641
REAL ESTATE OWNERS & DEVELOPERS — 0.5%
Swire Pacific Ltd. Class A (Hong Kong)	323,163	$1,976,116

		$1,976,116
ENTERTAINMENT CONTENT — 0.5%
Netflix, Inc.(a)	4,588	$1,718,619

		$1,718,619
HOTELS, RESTAURANTS & LEISURE — 0.4%
Marriott International, Inc. Class A(a)	9,321	$1,638,166

		$1,638,166
INTEGRATED UTILITIES — 0.4%
PG&E Corp.(a)	114,773	$1,370,390

		$1,370,390
ENERGY — 0.3%
PHI Group, Inc., Restricted(b)(c)(d)	84,452	$1,292,116

		$1,292,116
OIL & GAS SERVICES & EQUIPMENT — 0.3%
McDermott International Ltd.(a)	1,611,740	$1,063,748

		$1,063,748
INDUSTRIALS — 0.2%
Uber Technologies, Inc.(a)	26,333	$939,561

		$939,561
RETAILING — 0.1%
Copper Earn Out Trust(b)(c)(d)	2,141	$25,157
Copper Property CTL Pass-Through Trust(b)(c)(d)	16,058	252,913
		$278,070

TOTAL COMMON STOCKS — 50.1% (Cost $137,731,664)		$185,704,900

SPECIAL PURPOSE ACQUISITION COMPANIES(a) — 7.5%
Accelerate Acquisition Corp.	139	$1,369

SOURCE CAPITAL, INC.
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2022
(Unaudited)

SPECIAL PURPOSE ACQUISITION COMPANIES - Continued	Shares	Fair Value
African Gold Acquisition Corp.	13,383	$132,358
Agile Growth Corp.	73,868	725,384
Alpha Partners Technology Merger Corp.	3,087	30,253
Angel Pond Holdings Corp.	24,015	16,239
Angel Pond Holdings Corp. Class A	72,045	711,084
Apollo Strategic Growth Capital II	15,782	156,242
Ares Acquisition Corp.	37,713	373,170
Artisan Acquisition Corp.	815	220
Artisan Acquisition Corp. (Cayman Islands)	2,447	24,152
Atlantic Coastal Acquisition Corp.	31,363	5,887
Atlantic Coastal Acquisition Corp. Class A	94,089	919,249
Atlantic Coastal Acquisition Corp. II	23,909	238,851
Avanti Acquisition Corp. (Cayman Islands)	179,000	1,782,840
Babylon Holdings Ltd. A Shares	946	506
BigBear.ai Holdings, Inc.	20,278	17,845
Broadscale Acquisition Corp.	15,962	9,501
Broadscale Acquisition Corp. Class A	63,849	627,636
BurTech Acquisition Corp.	94,574	947,631
C5 Acquisition Corp.	18,292	184,749
Churchill Capital Corp. VII	46,921	464,518
Colonnade Acquisition Corp. II	78,438	769,477
COVA Acquisition Corp.	25,443	251,122
DHC Acquisition Corp.	39,560	389,666
Digital Transformation Opportunities Corp.	5,496	53,916
Disruptive Acquisition Corp. I	78,438	766,339
ESM Acquisition Corp.	12	119
Flame Acquisition Corp.	78,434	774,536
Forest Road Acquisition Corp. II	94,701	925,229
Fortress Value Acquisition Corp. IV	37,663	369,395
FTAC Hera Acquisition Corp.	9,486	93,722
Fusion Acquisition Corp. II	13,221	129,698
Glenfarne Merger Corp.	78,770	771,158
Global Partner Acquisition Corp. II	29,450	289,493
Golden Arrow Merger Corp.	78,438	768,692
Gores Holdings VII, Inc.	375	3,712
Gores Holdings VIII, Inc.	2,244	2,940
Gores Holdings VIII, Inc. Class A	17,956	178,662
Gores Technology Partners II, Inc.	495	4,876
GSR II Meteora Acquisition Corp.	32	323
GX Acquisition Corp. II	16,476	4,613
GX Acquisition Corp. II Class A	49,428	481,429
Haymaker Acquisition Corp.	139	76
Haymaker Acquisition Corp. III	558	5,513
Heliogen, Inc.	7,538	9,272
Hudson Executive Investment Corp. III	94,802	933,800
InterPrivate IV InfraTech Partners, Inc.	65,644	645,280
Kismet Acquisition Three Corp.	78,438	771,046
Landcadia Holdings IV, Inc.	94,488	933,541
Lazard Growth Acquisition Corp. I	2,856	28,103
Lead Edge Growth Opportunities Ltd.	8,532	83,614
Macondray Capital Acquisition Corp. I	78,771	787,710

SOURCE CAPITAL, INC.
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2022
(Unaudited)

SPECIAL PURPOSE ACQUISITION COMPANIES - Continued	Shares	Fair Value
Mason Industrial Technology, Inc.	57,779	$569,123
Metals Acquisition Corp.	41,269	422,595
Mission Advancement Corp.	46,588	457,028
Monument Circle Acquisition Corp.	5,326	52,621
Northern Star Investment Corp. III	41,998	412,000
Northern Star Investment Corp. IV	32,445	317,312
Orion Acquisition Corp.	19,230	189,031
Peridot Acquisition Corp. II	44,467	436,666
Pershing Square Tontine Holdings Ltd. Class A	14,610	290,593
Pine Technology Acquisition Corp. Class A	73,500	720,300
Pine Technology Acquisition Corp. Class A	24,500	5,493
Plum Acquisition Corp. I	73,975	728,654
PowerUp Acquisition Corp.	3,497	35,145
Queen's Gambit Growth Capital A Shares	2,126	1,446
Queen's Gambit Growth Capital Class A	6,380	59,844
Ross Acquisition Corp. II	17,636	174,891
RXR Acquisition Corp.	750	7,365
Silver Spike Acquisition Corp. II	2,493	773
Silver Spike Acquisition Corp. II Class A	9,972	97,626
Slam Corp.	54,472	536,004
Stratim Cloud Acquisition Corp.	51,216	501,917
TCW Special Purpose Acquisition Corp.	9,056	88,839
Tio Tech A (Germany)	22,561	222,451
TLG Acquisition One Corp.	94,701	929,490
Twelve Seas Investment Co. II	75,237	738,827
Viking Acquisition (Norway)(b)(c)(d)	1,687,500	1,277,850
Virgin Orbit Holdings, Inc.	7,210	10,166

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $28,218,299)		$27,880,806

LIMITED PARTNERSHIPS — 8.6%
Blue Torch Credit Opportunities Fund II LP (Private Credit)(b)(c)(d)(f)	55,000	$4,469,740
Clover Private Credit Opportunities LP (Private Credit)(b)(c)(d)(f)	60,000	3,395,966
HIG Whitehorse Direct Lending 2020 LP (Private Credit)(b)(c)(d)(f)	55,000	1,673,514
Metropolitan Partners Fund VII LP (Private Credit)(b)(c)(d)(f)	80,000	4,744,171
MSD Private Credit Opportunities Fund 2 LP (Private Credit)(b)(c)(d)(f)	80,000	4,902,471
MSD Real Estate Credit Opportunities Fund (Private Credit)(b)(c)(d)(f)	30,000	1,972,285
Nebari Natural Resources Credit Fund I LP (Private Credit)(b)(c)(d)(f)	55,000	2,261,261
Piney Lake Opportunities Fund LP (Private Credit)(b)(c)(d)	30,000	3,134,050
Post Road Special Opportunity Fund I LP (Private Credit)(b)(c)(d)(f)	18,000	566,898
Silverpeak Credit Opportunities Onshore Fund LP (Private Credit)(b)(c)(d)	34,745	2,972,323
Silverpeak Special Situations (Private Credit)(b)(c)(d)(f)	48,500	1,908,577

TOTAL LIMITED PARTNERSHIPS (Cost $30,637,811)		$32,001,256

PREFERRED STOCKS

ENGINEERING SERVICES — 0.1%
McDermott International, Inc.(b)(c)(d)	711	$426,651

		$426,651

SOURCE CAPITAL, INC.
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2022
(Unaudited)

PREFERRED STOCKS (Continued)	Shares or Principal Amount	Fair Value
ENERGY — 0.0%
Gulfport Energy Corp.(c)(d)	21	$13,335

		$13,335

TOTAL PREFERRED STOCKS — 0.1% (Cost $20,241)		$439,986

CLOSED END FUND — 0.2%
Altaba Escrow(b) (Cost $0)	142,220	$824,876

		$824,876
WARRANTS — 0.0%

ENERGY — 0.0%
Cie Financiere Richemont SA 11/22/2023(a) (Cost $0)	69,686	$55,052

		$55,052
RIGHTS — 0.0%

MIDSTREAM - OIL & GAS — 0.0%
Windstream Rights Offering(a)(b)(c)(d) (Cost $316,230)	10,312	$152,102

		$152,102
BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%

NON-AGENCY — 0.4%
A10 Bridge Asset Financing LLC 2020-C A — 2.021% 8/15/2040(e)	$114,006	$113,859
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 4.883% 2/11/2041(g)	27,190	27,057
BX Commercial Mortgage Trust 2021-VOLT F, 1M USD LIBOR + 2.400% — 2.797% 9/15/2036(e)(g)	1,311,000	1,264,708
		$1,405,624

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $1,451,646)		$1,405,624

SOURCE CAPITAL, INC.
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2022
(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
Nomura Resecuritization Trust 2016-1R 3A1 — 5.000% 9/28/2036(e)(g) (Cost $13,718)	$13,241	$13,238

		$13,238
ASSET-BACKED SECURITIES — 13.3%

COLLATERALIZED LOAN OBLIGATION — 6.0%
ABPCI Direct Lending Fund CLO I LLC 2016-1A E2, 3M USD LIBOR + 8.730% — 8.984% 7/20/2033(e)(g)	$2,056,000	$1,971,813
ABPCI Direct Lending Fund CLO II LLC 2017-1A ER, 3M USD LIBOR + 7.600% — 7.854% 4/20/2032(e)(g)	2,942,000	2,772,147
Barings Middle Market CLO Ltd. 2021-IA D, 3M USD LIBOR + 8.65% — 8.904% 7/20/2033(e)(g)	1,040,000	1,006,231
Fortress Credit Opportunities IX CLO Ltd. 2017-9A ER, 3M USD LIBOR + 8.060% — 8.182% 10/15/2033(e)(g)	5,186,000	4,918,957
IVY Hill Middle Market Credit Fund XII Ltd. 12A DR, 3M USD LIBOR + 8.170% — 8.424% 7/20/2033(e)(g)	814,000	780,480
Ivy Hill Middle Market Credit Fund XVIII Ltd. 18A E, 3M USD LIBOR + 7.750% — 8.009% 4/22/2033(e)(g)	3,464,000	3,309,946
Parliament CLO II Ltd. 2021-2A D, 3M USD LIBOR + 3.700% — 4.180% 8/20/2032(e)(g)	1,854,000	1,827,071
TCP Whitney CLO Ltd. 2017-1A ER, 3M USD LIBOR + 8.160% — 8.640% 8/20/2033(e)(g)	1,571,000	1,506,273
VCP CLO II Ltd. 2021-2A E, 3M USD LIBOR + 8.400% — 8.641% 4/15/2031(e)(g)	4,421,000	4,219,690

		$22,312,608
EQUIPMENT — 0.9%
Coinstar Funding LLC 2017-1A A2 — 5.216% 4/25/2047(e)	$2,918,460	$2,916,825
Prop 2017-1A — 5.300% 3/15/2042(d)	469,816	429,117
		$3,345,942
OTHER — 6.4%
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A A — 3.199% 12/20/2030(e)	$350,000	$331,646
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A B — 4.935% 12/20/2030(e)	3,536,000	3,338,712
ABPCI Direct Lending Fund ABS II LLC 2022-2A C — 8.237% 3/1/2032(d)(e)	3,387,000	3,387,000
Cologix Data Centers US Issuer LLC 2021-1A C — 5.990% 12/26/2051(e)	1,765,000	1,653,218
Diamond Infrastructure Funding LLC 2021-1A C — 3.475% 4/15/2049(e)	384,000	363,593
Diamond Issuer 2021-1A C — 3.787% 11/20/2051(e)	1,000,000	940,684
Elm Trust 2020-3A A2 — 2.954% 8/20/2029(e)	109,000	104,299
Elm Trust 2020-4A B — 3.866% 10/20/2029(e)	1,177,000	1,118,336
Elm Trust 2020-3A B — 4.481% 8/20/2029(e)	271,000	259,205
Golub Capital Partners ABS Funding Ltd. 2021-1A B — 3.816% 4/20/2029(e)	1,444,000	1,368,334
Golub Capital Partners ABS Funding Ltd. 2021-2A B — 3.994% 10/19/2029(e)	3,377,000	3,200,538
Golub Capital Partners ABS Funding Ltd. 2020-1A B — 4.496% 1/22/2029(e)	1,620,000	1,602,692
Hotwire Funding LLC 2021-1 C — 4.459% 11/20/2051(e)	750,000	696,511
Legal Fee Funding LLC 2006-1A A — 8.000% 7/20/2036(e)	212,591	215,530
Monroe Capital ABS Funding Ltd. 2021-1A B — 3.908% 4/22/2031(e)	872,000	824,742

SOURCE CAPITAL, INC.
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2022
(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
TVEST LLC 2020-A A — 4.500% 7/15/2032(e)	$92,578	$92,531
VCP RRL ABS I Ltd. 2021-1A B — 2.848% 10/20/2031(e)	1,332,089	1,254,275
VCP RRL ABS I Ltd. 2021-1A C — 5.425% 10/20/2031(e)	2,805,992	2,721,978
		$23,473,824

TOTAL ASSET-BACKED SECURITIES (Cost $50,544,124)		$49,132,374

CORPORATE BONDS & NOTES — 6.1%

COMMUNICATIONS — 0.5%
Consolidated Communications, Inc. — 6.500% 10/1/2028(e)	$1,272,000	$1,170,431
Frontier Communications Holdings LLC — 5.875% 10/15/2027(e)	453,000	450,735
		$1,621,166

CONSUMER, CYCLICAL — 0.8%
Air Canada Pass-Through Trust — 10.500% 7/15/2026(e)	$2,643,000	$3,053,349
		$3,053,349

CONSUMER, NON-CYCLICAL — 0.1%
Cimpress PLC — 7.000% 6/15/2026(e)	$381,000	$361,474
		$361,474

ENERGY — 3.3%
Gulfport Energy Corp. — 6.000% 10/15/2024(c)(d)	$337,000	$—
Gulfport Energy Corp. — 6.375% 5/15/2025(c)(d)	162,000	—
Gulfport Energy Corp. — 6.375% 1/15/2026(c)(d)	169,000	—
Gulfport Energy Corp. — 6.625% 5/1/2023(c)(d)	171,000	—
Gulfport Energy Corp. — 8.000% 5/17/2026	10,975	11,271
Natural Resource Partners LP/NRP Finance Corp. — 9.125% 6/30/2025(e)	945,000	966,262
Par Petroleum LLC/Par Petroleum Finance Corp. — 12.875% 1/15/2026(e)	1,300,000	1,384,500
Tidewater, Inc. — 8.500% 11/16/2026	9,600,000	9,876,000
		$12,238,033

FINANCIAL — 1.4%
Midcap Financial Issuer Trust — 6.500% 5/1/2028(e)	$3,466,000	$3,258,040
OWL Rock Core Income Corp. — 4.700% 2/8/2027(e)	1,970,000	1,894,892
		$5,152,932

TOTAL CORPORATE BONDS & NOTES (Cost $21,885,541)		$22,426,954

CORPORATE BANK DEBT — 7.2%
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 3.250% — 4.000% 9/29/2024(b)(g)	$1,687,208	$1,671,737
Applied Systems, Inc., 3M USD LIBOR + 2.000% - 3.000% — 4.006% - 5.500% 9/19/2024(b)(g)	716,000	714,031
Asurion LLC, 1M USD LIBOR + 3.000% — 3.457% 11/3/2024(b)(g)	2,356,695	2,325,280

SOURCE CAPITAL, INC.
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2022
(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Axiom Global, Inc., 5.500% 10/1/2026(b)	$1,753,527	$1,705,305
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR + 2.200% 11/12/2027(b)(f)	398,236	151,618
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027(b)(g)	2,198,175	2,195,427
Cimpress Public Ltd., 1M USD LIBOR + 3.500% — 4.000% 5/17/2028(b)(g)	1,001,433	988,915
Emerald Topco, Inc., 1M USD LIBOR + 3.500% 7/24/2026(b)(g)	1,170,477	1,154,383
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 4.813% 5/1/2028(b)(g)	1,256,310	1,234,325
GHX Ultimate Parent Corp., 3M USD LIBOR + 3.250% — 4.256% 6/28/2024(b)(g)	1,741,726	1,713,423
Hanjin International Corp., 3M USD LIBOR + 5.000% — 5.960% 12/23/2022(b)(g)	1,666,000	1,649,340
Heartland Dental LLC, 1M USD LIBOR + 4.000% — 4.447% 4/30/2025(b)(g)	1,759,195	1,742,711
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023(b)	471,317	47
McDermott Super Senior Exit LC — 0.500% 6/30/2024(b)(f)	7,365,000	(1,436,175)
McDermott Intl Senior Exit LC — 0.000% 6/30/2024(b)(c)(d)	727,579	(327,411)
McDermott Intl Senior Exit LC — 0.000% 6/30/2024(b)(d)	744,662	(335,098)
McDermott LC, 1M USD LIBOR + 4.000% — 4.131% 12/31/2025(b)(c)(d)(f)(g)	1,030,139	669,764
McDermott Technology Americas, Inc., 1M USD LIBOR + 1.000% — 1.209% 6/30/2025(b)(g)	1,191,154	559,842
McDermott Technology Americas, Inc., 1M USD LIBOR + 3.000% — 3.209% 6/28/2024(b)(g)	141,919	85,151
Mediaco Holding, Inc. Class A, 8.400%, PIK — 1.000% 11/25/2024(b)(c)(d)	3,568,577	3,318,777
Packers Holdings LLC, 6M USD LIBOR + 3.250% — 4.000% 3/9/2028(b)(g)	1,181,171	1,160,501
PetVet Care Centers LLC, 1M USD LIBOR + 3.500% — 4.250% 2/14/2025(b)(g)	650,663	645,243
Polaris Newco, LLC Term Loan B, 3M USD LIBOR + 4.000% — 4.500% 6/2/2028(b)(g)	1,160,170	1,151,179
Polyconcept North America Holdings, Inc., 6M USD LIBOR + 4.500% — 6.000% 8/16/2023(b)(g)	589,261	584,841
QBS Parent, Inc, 3M USD LIBOR + 4.250% — 5.256% 9/22/2025(b)(g)	1,959,494	1,881,114
WH Borrower LLC — 2/15/2027(b)	1,167,000	1,143,660
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027(b)(g)	256,394	254,151

TOTAL CORPORATE BANK DEBT (Cost $30,696,529)		$26,602,081

CONVERTIBLE BONDS — 0.7%
COMMUNICATIONS — 0.7%
Delivery Hero SE (Germany) — 1.000% 04/30/2026	$2,000,000	$1,673,509
Upwork, Inc. — 0.250% 08/15/2026(e)	1,250,000	1,020,625
		$2,694,134

TOTAL CONVERTIBLE BONDS (Cost $2,680,466)		$2,694,134

TOTAL BONDS & DEBENTURES — 27.7% (Cost $107,272,024)		$102,274,405

TOTAL INVESTMENT SECURITIES — 94.2% (Cost $304,196,269)		$349,333,383

SOURCE CAPITAL, INC.
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2022
(Unaudited)

SHORT-TERM INVESTMENTS — 5.5%	Principal Amount	Fair Value
State Street Bank Repurchase Agreement — 0.00% 4/1/2022
(Dated 03/31/2022, repurchase price of $20,377,000, collateralized by $23,099,800 principal amount U.S. Treasury Bond — 2.000% 2051, fair value $20,784,621)(i)	$20,377,000	$20,377,000

TOTAL SHORT-TERM INVESTMENTS (Cost $20,377,000)		$20,377,000
TOTAL INVESTMENTS — 99.7% (Cost $324,573,269)		$369,710,383
Other Assets and Liabilities, net — 0.3%		995,595
NET ASSETS — 100.0%		$370,705,978

(a)	Non-income producing security.
(b)	Restricted securities. These restricted securities constituted 17.99% of total net assets at March 31, 2022, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.
(c)	These securities have been valued in good faith under policies adopted by authority of the Board of Directors in accordance with the Fund's fair value procedures. These securities constituted 11.59% of total net assets at March 31, 2022.
(d)	Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(f)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
(g)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of March 31, 2022. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(i)	Security pledged as collateral.

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES
March 31, 2022
(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 3.250% — 4.000% 9/29/2024	03/06/2020, 02/02/2021, 03/17/2021, 03/18/2021	$1,681,756	$1,671,737	0.45%
Altaba Escrow	3/15/2022	—	824,876	0.22%
Applied Systems, Inc., 3M USD LIBOR + 2.000% - 3.000% — 4.006% - 5.500% 9/19/2024	07/28/2021, 08/03/2021,	714,494	714,031	0.19%
Asurion LLC, 1M USD LIBOR + 3.000% — 3.457% 11/3/2024	01/06/2021, 03/01/2021, 03/02/2021,05/21/2021, 07/14/2021	2,354,887	2,325,280	0.63%
Axiom Global, Inc., 5.500% 10/1/2026	11/19/2021	1,736,774	1,705,305	0.46%
Blue Torch Credit Opportunities Fund II LP	02/16/2021	4,241,094	4,469,740	1.21%
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR — 2.200% 11/12/2027	11/12/2020	150,513	151,618	0.04%
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027	11/12/2020	2,180,481	2,195,427	0.59%
Cimpress Public Ltd., 1M USD LIBOR + 3.500% — 4.000% 5/17/2028	04/30/2021	992,637	988,915	0.27%
Clover Private Credit Opportunities LP	12/31/2021	3,360,984	3,395,966	0.92%
Copper Earn Out Trust	12/08/2020	—	25,157	0.01%
Copper Property CTL Pass-Through Trust	10/05/2017, 10/06/2017, 10/11/2017, 11/19/2018, 11/27/2018, 06/08/2020, 07/10/2020	528,672	252,913	0.07%
Emerald Topco, Inc., 1M USD LIBOR + 3.500% 7/24/2026	09/20/2021	1,163,191	1,154,383	0.31%
Epic Games, Inc.	06/25/2020	2,499,525	3,847,095	1.04%
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 4.813% 5/1/2028	04/09/2021	1,245,232	1,234,325	0.33%
GHX Ultimate Parent Corp., 3M USD LIBOR + 3.250% — 4.256% 6/28/2024	07/23/2021, 08/17/2021, 05/20/2021	1,735,159	1,713,423	0.46%
Hanjin International Corp., 3M USD LIBOR + 5.000% — 5.960% 12/23/2022	12/23/2020	1,662,739	1,649,340	0.45%
Heartland Dental LLC, 1M USD LIBOR + 4.000% — 4.447% 4/30/2025	06/10/2021, 08/02/2021, 08/03/2021, 08/12/2021, 12/02/2021	1,751,639	1,742,711	0.47%
HIG Whitehorse Direct Lending 2020 LP	07/30/2021	1,748,978	1,673,514	0.45%
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023	02/03/2021	—	47	0.00%
MSD Private Credit Opportunities Fund 2 LP	03/08/2021	4,683,825	4,902,471	1.32%
MSD Real Estate Credit Opportunities Fund	06/11/2020	1,844,179	1,972,285	0.53%
McDermott International, Inc.	12/31/2020	—	426,651	0.12%
McDermott LC, 1M USD LIBOR + 4.000% — 4.131% 12/31/2025	03/04/2021	1,200,147	669,764	0.18%
McDermott Intl Senior Exit LC — 0.000% 6/30/2024	07/01/2020	(272,305)	(327,411)	(0.09)%
McDermott Intl Senior Exit LC — 0.000% 6/30/2024	07/01/2020	(304,375)	(335,098)	(0.09)%

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES (Continued)
March 31, 2022
(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
McDermott Super Senior Exit LC — 0.500% 6/30/2024	02/28/2020, 12/14/2020	(37,717)	(1,436,175)	(0.39)%
McDermott Technology Americas, Inc., 1M USD LIBOR + 1.000% — 1.209% 6/30/2025	12/31/2021, 01/31/2022, 02/28/2022, 03/31/2022	2,405,746	559,842	0.15%
McDermott Technology Americas, Inc., 1M USD LIBOR + 3.000% — 3.209% 6/28/2024	07/27/2020	141,919	85,151	0.02%
Mediaco Holding, Inc. Class A, 8.400%, PIK — 1.000% 11/25/2024	01/01/2022, 02/01/2022	3,547,938	3,318,777	0.90%
Metropolitan Partners Fund VII LP	05/13/2021	4,616,000	4,744,171	1.28%
Nebari Natural Resources Credit Fund I LP	08/18/2020, 10/05/2020	2,448,973	2,261,261	0.61%
PHI Group, Inc., Restricted	08/19/2019	690,707	1,292,116	0.35%
Packers Holdings LLC, 6M USD LIBOR + 3.250% — 4.000% 3/9/2028	04/16/2021	1,176,031	1,160,501	0.31%
PetVet Care Centers LLC, 1M USD LIBOR + 3.500% — 4.250% 2/14/2025	11/22/2021	649,190	645,243	0.17%
Piney Lake Opportunities Fund LP	06/30/2021	2,923,697	3,134,050	0.85%
Polaris Newco, LLC Term Loan B, 3M USD LIBOR + 4.000% — 4.500% 6/2/2028	06/03/2021, 07/30/2021	1,156,759	1,151,179	0.31%
Polyconcept North America Holdings, Inc., 6M USD LIBOR + 4.500% — 6.000% 8/16/2023	11/18/2019	587,016	584,841	0.16%
Post Road Special Opportunity Fund I LP	01/26/2021	548,375	566,898	0.15%
QBS Parent, Inc, 3M USD LIBOR + 4.250% — 5.256% 9/22/2025	04/13/2020	1,684,667	1,881,114	0.51%
Silverpeak Credit Opportunities Onshore Fund LP	06/07/2021	2,502,291	2,972,323	0.80%
Silverpeak Special Situations	06/07/2021, 10/05/2021	1,719,415	1,908,577	0.51%
Viking Acquisition (Norway)	06/03/2021	1,342,507	1,277,850	0.34%
WH Borrower LLC — 2/15/2027	02/09/2022	1,143,660	1,143,660	0.31%
Windstream Rights Offering	11/16/2020	316,230	152,102	0.04%
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027	08/11/2020	248,351	254,151	0.07%
TOTAL RESTRICTED SECURITIES		$66,711,981	$66,702,097	17.99%

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1. The investments in limited partnerships represent investments in private funds which are valued at their net asset value as a practical expedient. The net asset value of the limited partnerships has been estimated primarily based upon the pro-rata ownership of the fair value of the limited partnerships as reported by the management of the limited partnerships. Investments in private funds can never be redeemed. Instead, the nature of the investments in this category is that distributions are received through the liquidation of the underlying assets of the limited partnerships.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of March 31, 2022:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Semiconductor Devices	$21,759,545	—	—	$21,759,545
Internet Media	19,202,947	—	—	19,202,947
Cable & Satellite	15,324,768	—	—	15,324,768
Application Software	9,087,892	—	$3,847,095	12,934,987
Cement & Aggregates	11,542,871	—	—	11,542,871
P&C Insurance	10,165,225	—	—	10,165,225
Diversified Banks	8,597,592	—	—	8,597,592
Industrial Distribution & Rental	8,414,360	—	—	8,414,360
Electrical Components	8,213,625	—	—	8,213,625
Base Metals	8,099,123	—	—	8,099,123
Insurance Brokers	7,650,351	—	—	7,650,351
Investment Companies	6,534,273	—	—	6,534,273
Banks	6,407,381	—	—	6,407,381
Infrastructure Software	4,768,523	—	—	4,768,523
E-Commerce Discretionary	4,652,834	—	—	4,652,834
Food Services	4,626,270	—	—	4,626,270
Chemicals	4,277,549	—	—	4,277,549
Midstream - Oil & Gas	3,610,694	—	—	3,610,694
Railroad Rolling Stock	3,407,880	—	—	3,407,880
Apparel, Footwear & Accessory Design	2,894,675	—	—	2,894,675
Commercial & Residential Building Equipment & Systems	2,342,641	—	—	2,342,641
Real Estate Owners & Developers	1,976,116	—	—	1,976,116
Entertainment Content	1,718,619	—	—	1,718,619
Hotels, Restaurants & Leisure	1,638,166	—	—	1,638,166
Integrated Utilities	1,370,390	—	—	1,370,390
Energy	—	—	1,292,116	1,292,116
Oil & Gas Services & Equipment	1,063,748	—	—	1,063,748
Industrials	939,561	—	—	939,561
Retailing	—	—	278,070	278,070
Special Purpose Acquisition Companies	26,567,811	$35,145	1,277,850	27,880,806
Limited Partnerships	—	—	32,001,256	32,001,256
Preferred Stocks
Engineering Services	—	—	426,651	426,651
Energy	—	—	13,335	13,335
Closed End Fund	—	824,876	—	824,876
Warrants
Energy	55,052	—	—	55,052
Rights
Midstream - Oil & Gas	—	—	152,102	152,102
Commercial Mortgage-Backed Securities
Non-Agency	—	1,405,624	—	1,405,624
Residential Mortgage-Backed Securities
Non-Agency Collateralized Mortgage Obligation	—	13,238	—	13,238
Asset-Backed Securities
Collateralized Loan Obligation	—	22,312,608	—	22,312,608
Equipment	—	2,916,825	429,117	3,345,942
Other	—	20,086,824	3,387,000	23,473,824
Corporate Bonds & Notes	—	22,426,954	—	22,426,954
Corporate Bank Debt	—	23,276,049	3,326,032	26,602,081
Convertible Bonds	—	2,694,134	—	2,694,134
Short-Term Investments	—	20,377,000	—	20,377,000
	$206,910,482	$116,369,277	$46,430,624	$369,710,383

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2022:

Investments	Beginning Value at December 31, 2021	Net Realized and Unrealized Gains (Losses)	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at March 31, 2022	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2022
Common Stocks	$5,541,731	$(124,450)	$210,879	$(210,879)	—	$5,417,281	$73,350
Special Purpose Acquisition Companies	1,277,458	392	—	—	—	1,277,850	392
Limited Partnerships	24,057,625	558,693	8,195,928	(810,990)	—	32,001,256	558,693
Preferred Stock	438,008	2,006	—	(28)	—	439,986	1,978
Rights Midstream – Oil & Gas	149,524	2,578	—	—	—	152,102	2,578
Asset-Backed Securities Equipment	461,434	(8,058)	—	(24,259)		429,117	(8,072)
Other	—	—	3,387,000	—	—	3,387,000	—
Corporate Bank Debt	3,505,700	61,892	6,137	(247,697)	—	3,326,032	57,062
	$35,431,480	$493,053	$11,799,944	$(1,293,853)	$—	$46,430,624	$685,981

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2022:

Source Capital

Financial Assets	Fair Value at December 31, 2021	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average Price
Common Stock	$3,847,095	Restricted Security (f)	Quotes/Prices	$885.00	$885.00
	$1,292,116	Pricing Model (e)	Executed Trades	$15.30	$15.30
	$278,070	Pricing Model (b)	Quotes/Prices	$11.75 - $15.75	$15.39

Special Purpose Acquisition Companies	$1,277,850	Restricted Security (a)	Cost	$0.76	$0.76

Limited Partnerships	$32,001,256	NAV as Practical Expedient (g)	N/A	$81.22- $104.47	$98.79

Preferred Stock	$439,986	Pricing Model (b)	Quotes/Prices	$600.00- $635.00	$601.06

Rights/Warrants - Oil & Gas Services & Equipment	$152,102	Pricing Model (b)	Quotes/Prices	$14.75	$14.75

Asset-Backed Securities - Equipment	$429,117	Third-Party Broker Quote (c)	Quotes/Prices	$91.34	$91.34
Asset-Backed Securities - Other	$3,387,000	Third-Party Broker Quote (c)	Quotes/Prices	$100.00	$100.00

Corporate Bank Debt	$7,255	Pricing Model (b)	Quotes/Prices	$45.00 - $55.00	$968.18
	$3,318,777	Pricing Model (d)	Discounts	$93.00	$93.00

(a)	The fair value of the investment is based on the initial purchase price. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.

(b)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.

(c)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

(d)	The Pricing Model technique for Level 3 securities involves external valuation by an independent third party.

(e)	The Pricing Model technique for Level 3 securities involves the last executed trade in the security.

(f)	The fair value of the investment is based on capital funding terms. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.

(g)	No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund's measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund's valuation procedures that the Limited Partnerships are not being reported at fair value.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2022 (excluding short-term investments), was $305,481,580 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$60,572,800
Gross unrealized depreciation:	(16,720,997)
Net unrealized appreciation:	$43,851,803